Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2011 year portfolio M
Summary of significant accounting policies
Voting rights percentage threshold used to consolidate subsidiaries	50.00%
Classification of cash equivalents, original maturities period (in months)	3
Discontinued hedge, expected period beyond contract date for forecasted transaction to not occur while carried at fair value (in months)	2
Threshold period for determining whether unrealized loss on equity securities is other-than-temporary (in months)	6
Threshold percentage for determining whether unrealized loss on equity securities is other-than-temporary	20.00%
Equity method of accounting, low end of range of voting interest (as a percent)	20.00%
Equity method of accounting, high end of range of voting interest (as a percent)	50.00%
Equity method of accounting for limited partnership interests, threshold voting interest (as a percent)	5.00%
Real estate held for investment purposes, useful life, low end of range (in years)	40
Real estate held for investment purposes, useful life, high end of range (in years)	67
Number of loan portfolio segments	2
Actuarial gains and losses threshold over the PBO or market value of plan assets which is amortized (as a percent)	10.00%
Premises
Premises and equipment disclosures
Useful life, low end of range	40
Useful life, high end of range	67
Rented premises improvements
Premises and equipment disclosures
Useful life, high end of range	10
Other tangible fixed assets
Premises and equipment disclosures
Useful life, low end of range	3
Useful life, high end of range	10
Capitalized software
Premises and equipment disclosures
Useful life, high end of range	3